Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,489,397,500.00
Previously Paid Amount	0.00
Total Fee Amount	534,226.77
Total Offset Amount	0.00
Net Fee	534,226.77
Narrative - Max Aggregate Offering Price	$ 3,489,397,500.00
Final Prospectus	true